LEASES - Supplemental balance sheet information related to leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Operating leases
Operating lease assets	¥ 11,284,070	$ 1,636,036	¥ 7,244,211
Operating lease liabilities, current	4,972,345	720,922	2,752,795
Lease liabilities non-current portion	6,599,930	$ 956,900	4,302,934
Total operating lease liabilities	11,572,275		7,055,729
Land use rights
Operating leases
Operating lease assets	85,188		26,542
Store leases
Operating leases
Operating lease assets	5,269,031		5,561,664
Administrative office leases
Operating leases
Operating lease assets	629,724		1,037,978
Leases of rental property management services
Operating leases
Operating lease assets	¥ 5,300,127		¥ 618,027